Document and Entity Information	May 19, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	BORGWARNER INC
Amendment Flag	false
Entity Central Index Key	0000908255
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12162
Entity Tax Identification Number	13-3404508
Entity Address, Address Line One	3850 Hamlin Road
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	(248)
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.80% Senior Notes due 2022
Trading Symbol	BWA22
Security Exchange Name	NYSE